Non-trading securities - Fair Value of Residual contractual Maturity of Non-trading Securities (Detail) (Insurance subsidiary [Member], JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Insurance subsidiary [Member]
Non-trading debt securities [Line Items]
Total	¥ 275,800
Less than 1 year	30,507
1 to 5 years	115,757
5 to 10 years	98,323
More than 10 years	¥ 31,213